Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction	6 Months Ended
Jun. 30, 2025
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction

4     Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction

In June 2025, the Company entered into a contract with Qingdao Yangfan shipyard for the construction of a 6,014 TEU container vessel with expected delivery in the second quarter of 2027.

In January 2025, the Company took delivery of a 6,014 TEU newbuild container vessel, named Phoebe, which commenced a long-term charter upon delivery. In 2024, the Company took delivery of four 8,010 TEU newbuild container vessels and two 7,165 TEU newbuild container vessels. Each of these six newbuild vessels delivered to the Company commenced a long-term time charter upon delivery. Additionally, in 2024, the Company entered into agreements to acquire 3 Capesize bulk carriers built in 2010 through 2011 that aggregate 529,704 DWT for a total purchase price of $79.8 million. Two of these vessels were delivered to the Company in the second quarter of 2024 and one in the third quarter of 2024.

4     Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction (Continued)

In March 2024, the Company sold for scrap the vessel Stride, which had been off-hire since January 8, 2024 due to damage from a fire in the engine room that was subsequently contained. The Company recognized $11.9 million of net insurance proceeds for total loss of vessel and recorded a gain on the disposal of this vessel amounting to $8.3 million in the year ended December 31, 2024, separately presented under “Net gain on disposal/sale of vessels” in the Consolidated Statements of Income.

In April 2023, the Company entered into contracts for the construction of two 6,014 TEU container vessels with expected vessel deliveries in 2025, one of which was delivered in the first quarter of 2025. In June 2023, the Company entered into contracts for the construction of two 8,258 TEU container vessels with expected vessel deliveries in 2026. In February and March 2024, the Company entered into contracts for the construction of four 8,258 TEU container vessels with one of these vessels expected to be delivered in 2026 and the remaining three vessels expected to be delivered in 2027. In June and July 2024 the Company entered into contracts for the construction of one 8,258 TEU and five 9,200 TEU container vessels with four of these vessels expected to be delivered in 2027 and the remaining two vessels expected to be delivered in 2028. In December 2024, the Company entered into contracts for the construction of two 9,200 TEU vessels with expected deliveries in 2027. In June 2025, the Company entered into a contract for the construction of one 6,014 TEU container vessel, expected to be delivered in 2027. The aggregate purchase price of the remaining sixteen vessel construction contracts amounts to $1,516.6 million, out of which $62.2 million, $180.4 million and $40.0 million was paid in the six months ended June 30, 2025 and in the years ended December 31, 2024 and 2023, respectively.

The remaining contractual commitments of the remaining 16 vessel construction contracts are analyzed as follows as of June 30, 2025 (in thousands):

Payments due by period ended	$ thousands
December 31, 2025	$113,844
December 31, 2026	435,240
December 31, 2027	590,392
December 31, 2028	94,500
Total contractual commitments	$1,233,976

Additionally, a supervision fee of $850 thousand per newbuilding vessel is payable to Danaos Shipping Company Limited (the “Manager”) over the construction period. Supervision fees totaling $0.6 million and $3.0 million were charged by the Manager and capitalized to the vessels under construction in the six months ended June 30, 2025 and in the year ended December 31, 2024, respectively. Interest expense amounting to $9.3 million and $21.5 million was capitalized to the vessels under construction in the six months ended June 30, 2025 and in the year ended December 31, 2024, respectively.

The Company assumed time charter liabilities related to its acquisition of vessels in the second half of 2021. The amortization of these assumed time charters amounted to nil and $4.5 million in the six months ended June 30, 2025 and June 30, 2024, respectively and is presented under “Operating revenues” in the condensed consolidated statement of income.